Average Annual Total Returns			12 Months Ended
	Apr. 30, 2026	Jul. 31, 2022	Dec. 31, 2024
MSCI World Index (reflects no deductions for fees expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World Index (reflects no deductions for fees expenses and taxes)
Average Annual Return, Percent		16.73%	21.09%
Tremblant Opportunistic Global ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		20.65%	14.29%
Performance Inception Date	Jul. 31, 2022
Tremblant Opportunistic Global ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		20.65%	14.29%
Tremblant Opportunistic Global ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		16.50%	8.46%